Note 7 - INVESTMENTS (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Total Held-to-maturity	$ 2,738
Investment 1
Nature	Fixed maturities
Contracted maturity	Two weeks to one month
Total Held-to-maturity	2,378
Investment 1 | Minimum [Member]
Interest rate		3.00%
Investment 1 | Maximum [Member]
Interest rate		4.00%
Investment 2
Nature	Subordinated debentures
Contracted maturity	10 years
Interest rate	4.375%
Total Held-to-maturity	$ 360